Morgan Creek Series Trust

July 31, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	Morgan Creek Series Trust (the “Registrant”)
File Nos. 333-184160, 811-22754

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, dated July 31, 2014, do not differ from the Prospectus and Statement of Additional Information contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 2) (the “Registration Statement”).  The Registration Statement was filed electronically with the Securities and Exchange Commission on July 28, 2014 via EDGAR (Accession Number 0001398344-14-003751).

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-1742.

Very truly yours,

/s/ David James
David James

Secretary of Morgan Creek Series Trust